Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
Corporate Bonds – 98.2%
Energy – 72.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 7/1/2034, 144A(a) $ 4,714,000 $ 4,651,374
Buckeye Partners LP, 6.88%, 7/1/2029, 144A(a) .................................. 400,000 411,898
Buckeye Partners LP, 5.85%, 11/15/2043 ........................................ 5,730,000 5,187,863
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033, 144A(a) ............. 6,360,000 6,677,733
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/2033, 144A(a) .. 4,455,000 4,488,292
Enbridge, Inc., 7.63%, (US 5 Year CMT T-Note + 4.42%), 1/15/2083(b) ................ 3,695,000 3,991,066
Enbridge, Inc., 8.50%, (US 5 Year CMT T-Note + 4.43%), 1/15/2084(b) ................ 5,030,000 5,657,231
Energy Transfer LP, 6.75%, (US 5 Year CMT T-Note + 2.48%), 2/15/2056(b) ............ 620,000 618,797
Energy Transfer LP, 7.13%, (US 5 Year CMT T-Note + 5.31%), 5/15/2174, Series G(b) .... 8,985,000 9,161,304
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038 ............................. 1,495,000 1,671,141
Kodiak Gas Services LLC, 6.75%, 10/1/2035, 144A(a) ............................. 2,985,000 3,034,754
ONEOK Partners LP, 6.13%, 2/1/2041 .......................................... 1,750,000 1,778,984
Oneok , Inc., 6.25%, 10/15/2055 ............................................... 250,000 245,856
Phillips 66 Co., 5.88%, (US 5 Year CMT T-Note + 2.28%), 3/15/2056, Series A(b) ........ 1,235,000 1,216,376
Phillips 66 Co., 6.20%, (US 5 Year CMT T-Note + 2.17%), 3/15/2056, Series B(b) ........ 1,485,000 1,476,418
Plains All American Pipeline LP, 8.02%, (3-Month CME Term SOFR + 4.37%), 11/15/2174,
Series B(b) .............................................................. 10,335,000 10,317,308
Prairie Acquiror LP, 9.00%, 8/1/2029, 144A(a) .................................... 6,845,000 7,091,502
Rockies Express Pipeline LLC, 7.50%, 7/15/2038, 144A(a) ......................... 2,955,000 3,087,614
Rockies Express Pipeline LLC, 6.88%, 4/15/2040, 144A(a) ......................... 7,300,000 7,197,947
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T-Note +
3.67%), 3/1/2055(b) ....................................................... 5,530,000 5,763,648
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T-Note +
3.95%), 3/1/2055(b) ....................................................... 175,000 180,171
Sunoco LP, 7.88%, (US 5 Year CMT T-Note + 4.23%), 3/18/2175, 144A(a)(b) ........... 6,360,000 6,495,926
TransCanada PipeLines Ltd., 7.00%, (US 5 Year CMT T-Note + 2.61%), 6/1/2065(b) ..... 2,435,000 2,473,081
TransCanada PipeLines Ltd., 6.12%, (3-Month CME Term SOFR + 2.47%), 5/15/2067(b) . 3,395,000 3,033,612
Venture Global Plaquemines Lng LLC, 6.75%, 1/15/2036, 144A(a) ................... 1,490,000 1,579,157
Western Midstream Operating LP, 7.25%, 4/1/2030, 144A(a) ........................ 200,000 211,175
Williams Cos, Inc. (The), 5.15%, 3/15/2036 ...................................... 4,485,000 4,421,861
Williams Cos., Inc. (The), 8.75%, 3/15/2032 ..................................... 575,000 682,976
102,805,065
Utilities – 26.2%
AES Corp. (The), 7.60%, (US 5 Year CMT T-Note + 3.20%), 1/15/2055(b) .............. 5,230,000 5,189,421
AES Corp. (The), 6.95%, (US 5 Year CMT T-Note + 2.89%), 7/15/2055(b) .............. 4,810,000 4,491,659
AltaGas Ltd., 7.20%, (US 5 Year CMT T-Note + 3.57%), 10/15/2054, 144A(a)(b) ......... 5,530,000 5,621,300
Entergy Corp., 7.13%, (US 5 Year CMT T-Note + 2.67%), 12/1/2054(b) ................ 3,650,000 3,732,534
Entergy Corp., 6.10%, (US 5 Year CMT T-Note + 2.01%), 6/15/2056(b) ................ 1,760,000 1,737,471
NRG Energy, Inc., 7.00%, 3/15/2033, 144A(a) .................................... 1,500,000 1,624,237
NRG Energy, Inc., 6.00%, 1/15/2036, 144A(a) .................................... 2,585,000 2,563,272
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2174, 144A(a)(b) .... 1,795,000 1,936,965
PG&E Corp., 7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/2055(b) ................. 635,000 638,552
PG&E Corp., 6.85%, (US 5 Year CMT T-Note + 3.23%), 9/15/2056(b) ................. 2,585,000 2,554,377
Sempra, 6.40%, (US 5 Year CMT T-Note + 2.63%), 10/1/2054(b) ..................... 1,985,000 1,977,098
Sempra, 6.88%, (US 5 Year CMT T-Note + 2.79%), 10/1/2054(b) ..................... 4,705,000 4,757,597
Vistra Corp., 8.88%, (US 5 Year CMT T-Note + 5.05%), 7/15/2174, Series C, 144A(a)(b) .. 100,000 107,878
Vistra Corp., 8.00%, (US 5 Year CMT T-Note + 6.93%), 4/15/2175, 144A(a)(b) .......... 550,000 556,206
37,488,567
Total Corporate Bonds (Cost $142,741,397) .......................................... 140,293,632

Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $88,692) ........................................................... 88,692 $ 88,692
Total Investments – 98.3%
(Cost $142,830,089) ............................................................ $ 140,382,324
Other Assets in Excess of Liabilities – 1.7% ............................................ 2,410,045
Net Assets – 100.0% ............................................................. $ 142,792,369
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $57,337,230, which represents 40.3% of net assets as of March 31, 2026.
(b) Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase.
Interest rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.
Portfolio Abbreviations:
CME : Chicago Mercantile Exchange
CMT : Treasury Constant Maturity Rate
SOFR : Secured Overnight Financing Rate